Debt (Tables)	9 Months Ended	12 Months Ended
	Jan. 31, 2023	Apr. 30, 2023
Debt Disclosure [Abstract]
Summary of Debt
Debt consists of the following:

	January 31,	April 30,
	2023	2022
$130,000 unsecured drawdown convertible promissory note (“$130K Note”)	$130,000	$130,000
$1.5 million secured convertible promissory notes (“$1.5M Notes”)	—	1,500,000
$1M Notes	1,000,000	1,000,000

	January 31,	April 30,
	2023	2022
Bridge convertible notes, net of discounts and deferred financing costs	—	3,441,807

	1,130,000	6,071,807
Less: current maturities	(130,000)	(1,630,000)

Notes payable, long-term	$1,000,000	$4,441,807

Debt consists of the following:

	April 30,
	2022	2021
$130K Unsecured drawdown convertible promissory note	$130,000	$130,000
$1.5M Secured convertible promissory notes	1,500,000	1,500,000
$1M Notes	1,000,000	1,000,000
Bridge convertible notes, net of discounts and deferred financing costs	3,441,807	—
Payment Protection Program loans	—	250,200

	6,071,807	2,880,200
Less: current maturities	(1,630,000)	(380,200)

Notes payable, long-term	$4,441,807	$2,500,000